CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues
Total revenues	$ 19,942,266	$ 21,795,463	$ 18,843,261
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Total cost of revenues	10,774,121	10,795,979	10,115,303
Operating expenses
Sales and marketing	5,341,678	5,373,345	7,143,440
Product development	3,136,778	3,826,350	2,663,319
Depreciation and amortization	3,499,769	3,786,398	5,004,262
General and administrative	7,935,447	6,582,091	5,549,891
Long-lived assets impairment (See Note 5)		109,658	136,878
Foreign exchange loss (gain), net	91,926	17,783	(195,865)
Total operating expenses	20,005,598	19,695,625	20,301,925
Operating loss	(10,837,453)	(8,696,141)	(11,573,967)
Other income (expense), net
Interest income	2,584,432	3,372,109	4,017,824
Investment impairment		(543,220)	(65,556)
Gain on sale of equity method investee	749,897
Miscellaneous income	107,169	98,224	46,316
Total other income, net	3,441,498	2,927,113	3,998,584
Loss before income taxes and equity in net earnings of equity method investees	(7,395,955)	(5,769,028)	(7,575,383)
Income tax expense	(65,555)	(17,279)	(30,000)
Equity in net loss of equity method investees	(215,735)	(785,707)	(423,099)
Net loss	(7,677,245)	(6,572,014)	(8,028,482)
Weighted average number of equity shares - basic	13,758,635	13,783,033	14,563,197
Weighted average number of equity shares - diluted	13,758,635	13,783,033	14,563,197
(Loss) earnings per share - basic	$ (0.558)	$ (0.477)	$ (0.552)
(Loss) earnings per share - diluted	$ (0.558)	$ (0.477)	$ (0.552)
India Online
Revenues
Service Revenue	16,223,222	17,942,609	14,694,576
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	8,241,612	8,299,834	7,654,344
U.S. Publishing
Revenues
Service Revenue	3,719,044	3,852,854	4,148,685
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	$ 2,532,509	$ 2,496,145	$ 2,460,959
Earnings Per ADS- (where 2 ADSs represent 1 equity share)
Other income (expense), net
(Loss) earnings per share - basic	$ (0.279)	$ (0.238)	$ (0.276)
(Loss) earnings per share - diluted	$ (0.279)	$ (0.238)	$ (0.276)